Consolidated Statements of Shareholders Equity (Deficit) - USD ($)	Common Stock	Treasury Stock	Additional Paid In Capital	Accumulated Deficit	ADS	Total
Balance at beginning of year at Dec. 31, 2018			$ 100	$ (2,951,632)		$ (2,951,532)
Balance at beginning of year (in shares) at Dec. 31, 2018	1,201,460,800				240,292
Net loss				(1,560,401)		(1,560,401)
Balance at end of year at Dec. 31, 2019			100	(4,512,033)		(4,511,933)
Balance at ending of year (in shares) at Dec. 31, 2019	1,201,460,800				240,292
Net loss				(2,095,364)		(2,095,364)
Balance at end of year at Dec. 31, 2020			100	(6,607,397)		$ (6,607,297)
Balance at ending of year (in shares) at Dec. 31, 2020	1,201,460,800				240,292	1,201,460,800
Net loss				(3,903,871)		$ (3,903,871)
Balance at end of year at Mar. 31, 2021			100	(10,511,268)		(10,511,168)
Balance at ending of year (in shares) at Mar. 31, 2021	1,201,460,800				240,292
Balance at beginning of year at Dec. 31, 2020			100	(6,607,397)		$ (6,607,297)
Balance at beginning of year (in shares) at Dec. 31, 2020	1,201,460,800				240,292	1,201,460,800
Net loss						$ (9,645,550)
Balance at end of year at Sep. 30, 2021			100	(16,252,947)		(16,252,847)
Balance at ending of year (in shares) at Sep. 30, 2021	1,201,460,800				240,292
Balance at beginning of year at Dec. 31, 2020			100	(6,607,397)		$ (6,607,297)
Balance at beginning of year (in shares) at Dec. 31, 2020	1,201,460,800				240,292	1,201,460,800
Net loss				(21,462,588)		$ (21,462,588)
Conversion of "2020 Notes" into ordinary shares			1,213,313			1,213,313
Conversion of "2020 Notes" into ordinary shares (in shares)	25,913,600				5,183
Sale of equity securities, including conversion of "Bridge Notes"			17,000,000			17,000,000
Sale of equity securities, including conversion of "Bridge Notes" (in shares)	1,710,500,800				342,100
Costs associated with sale of equity securities			(1,897,126)			(1,897,126)
Merger recapitalization of Cellect		$ (2,932,000)	2,932,000
Merger recapitalization of Cellect (in shares)	416,775,599				83,355
Reclassification of warrant liability upon issuance of Exchange warrant			12,410,730			12,410,730
Balance at end of year at Dec. 31, 2021		(2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at ending of year (in shares) at Dec. 31, 2021	3,354,650,799				670,930	3,354,650,799
Balance at beginning of year at Mar. 31, 2021			100	(10,511,268)		$ (10,511,168)
Balance at beginning of year (in shares) at Mar. 31, 2021	1,201,460,800				240,292
Net loss				(4,337,543)		(4,337,543)
Balance at end of year at Jun. 30, 2021			100	(14,848,811)		(14,848,711)
Balance at ending of year (in shares) at Jun. 30, 2021	1,201,460,800				240,292
Net loss				(1,404,136)		(1,404,136)
Balance at end of year at Sep. 30, 2021			100	(16,252,947)		(16,252,847)
Balance at ending of year (in shares) at Sep. 30, 2021	1,201,460,800				240,292
Balance at beginning of year at Dec. 31, 2021		(2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at beginning of year (in shares) at Dec. 31, 2021	3,354,650,799				670,930	3,354,650,799
Net loss				(1,682,802)		$ (1,682,802)
Reclassification of warrant liability upon issuance of Exchange warrant			296,362			296,362
Balance at end of year at Mar. 31, 2022		(2,932,000)	31,955,379	(29,752,787)		(729,408)
Balance at ending of year (in shares) at Mar. 31, 2022	3,354,653,999				670,931
Balance at beginning of year at Dec. 31, 2021		(2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at beginning of year (in shares) at Dec. 31, 2021	3,354,650,799				670,930	3,354,650,799
Net loss						$ (7,380,536)
Balance at end of year at Sep. 30, 2022		(2,932,000)	47,615,475	(35,515,787)		$ 9,167,688
Balance at ending of year (in shares) at Sep. 30, 2022	24,233,024,799				4,846,605	24,233,024,799
Balance at beginning of year at Mar. 31, 2022		(2,932,000)	31,955,379	(29,752,787)		$ (729,408)
Balance at beginning of year (in shares) at Mar. 31, 2022	3,354,653,999				670,931
Net loss				(2,668,167)		(2,668,167)
Balance at end of year at Jun. 30, 2022		(2,932,000)	32,184,820	(32,420,954)		(3,168,134)
Balance at ending of year (in shares) at Jun. 30, 2022	5,065,154,799				1,013,031
Net loss				(3,029,567)		(3,029,567)
Sale of equity securities, including conversion of "Bridge Notes"			14,904,569			14,904,569
Sale of equity securities, including conversion of "Bridge Notes" (in shares)	16,800,000,000				3,360,000
Balance at end of year at Sep. 30, 2022		$ (2,932,000)	$ 47,615,475	$ (35,515,787)		$ 9,167,688
Balance at ending of year (in shares) at Sep. 30, 2022	24,233,024,799				4,846,605	24,233,024,799